Investments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of unaudited condensed financial information of the Group's equity investments

	As of December 31,
	2016	2017
	RMB	RMB	US$
Balance sheet data:
Current assets	206,376	212,333	32,635
Non-current assets	243,356	348,656	53,587
Current liabilities	56,828	90,909	13,972
Non-current liabilities	223	2,437	375

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Operating data:
Revenues	45,797	94,343	53,175	8,173
Gross profit	21,444	65,097	43,947	6,755
Operating loss	(39,325)	(50,475)	(2,372)	(365)
Net (loss) income	(32,562)	(40,192)	5,849	899

Long-term investments
Schedule of Investments

	As of December 31,
	2016	2017
	RMB	RMB	US$
Cost method investments	869,741	1,002,539	154,087
Equity method investments	100,063	149,969	23,050
Available-for-sale debt security	7,353	182	28

Total	977,157	1,152,690	177,165